10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of option-based payments and compensation (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of option-based payments and compensation

	2020	2019	2018

Remuneration or fees	$288,713	$37,685	$141,005
Option based payments (non-cash item)	545,662	75,426	66,419
Total compensation for key management personnel	$834,375	$113,111	$207,424